Leases (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) lease	Dec. 31, 2023 USD ($) lease	Jun. 27, 2023	Dec. 31, 2022
Leases
Number of finance leases	2	2
Lease incremental borrowing rate		0.00%		16.45%
Operating lease, term of contract		12 months	12 months
Number of operating leases	1	1
Rent per month for the leased space | $	$ 15,167	$ 11,750